Fixed Assets, net (Details) - Vessels $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2017 USD ($) $ / T	Dec. 31, 2016 USD ($) item
Fixed Assets, net
Impairment loss of vessels held and used		$ 415.1
Number of Vessels on which Impairment is Recorded | item		25
Residual value of the fleet	$ 378.9	$ 379.6
Average life of scrap considered to calculate residual value of vessel, one	10 years
Average life of scrap considered to calculate residual value of vessel, two	5 years
Scrap value per ton (in dollars per ton) | $ / T	300